INCOME TAXES - Differences between statutory federal income tax rate and effective tax rates (Details 1)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Federal income tax at statutory rate	21.00%	34.00%
Increase (decrease) in tax resulting from:
State tax, net of federal tax benefit	5.70%	4.60%
Tax exempt income and dividends received deduction	(1.00%)	(3.30%)
Change in enacted federal tax rate	0.00%	13.40%
Other	0.10%	(0.30%)
Effective tax rate	25.80%	48.40%